Intangible Assets - Schedule of Movements of Accumulated Amortization of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,570,964
Ending, balances	1,574,433	$ 1,570,964
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(257,060)	(189,160)
Amortization for the year	74,140	66,158
Disposals	3
Exchange differences	(7,657)	(1,742)
Others	16,913
Ending, balances	(321,941)	(257,060)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(111,339)	(89,725)
Amortization for the year	30,363	20,868
Disposals	3
Exchange differences	(2,995)	(746)
Others	10,237
Ending, balances	(134,457)	(111,339)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(29,987)	(25,811)
Amortization for the year	2,809	4,164
Exchange differences	(14)	(12)
Others	4,650
Ending, balances	(28,160)	(29,987)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(112,583)	(70,625)
Amortization for the year	40,816	40,976
Exchange differences	(4,648)	(982)
Others	1,582
Ending, balances	(156,465)	(112,583)
Accumulated depreciation, amortisation and impairment [member] | Other projects [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(3,151)	(2,999)
Amortization for the year	152	150
Exchange differences		(2)
Others	444
Ending, balances	$ (2,859)	$ (3,151)